Net Loss Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (147,096)	$ (117,449)	$ (86,625)	$ (33,146)	$ (26,279)	$ (15,514)	$ (16,766)	$ (30,097)	$ (384,314)	$ (88,656)	$ (64,293)
Premium paid on repurchase of redeemable convertible preferred stock	0	0	(13,407)	0	(16,816)	0	0	0	(13,407)	(16,816)	(166)
Net loss attributable to common stockholder, basic	$ (147,096)	$ (117,449)	$ (100,032)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	$ (397,721)	$ (105,472)	$ (64,459)
Denominator:
Weighted average shares outstanding, basic and diluted (in shares)	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343	335,325,271	262,528,769	226,465,041
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (0.38)	$ (0.31)	$ (0.33)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)	$ (1.19)	$ (0.40)	$ (0.28)